Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Composition of employee benefits

A. Composition

Composition of employee benefits:

As at December 31
2017	2016
$ millions	$ millions

Fair value of plan assets	631	552
Termination benefits	(142)	(147)
Defined benefit obligation	(1,068)	(934)
	(579)	(529)

Composition of fair value of the plan assets

Composition of fair value of the plan assets:

As at December 31
2017	2016
$ millions	$ millions

Equity instruments
With quoted market price	197	205
Debt instruments
With quoted market price	179	133
Without quoted market price	145	126
	324	259

Deposits with insurance companies	110	88

	631	552

Movement in net defined benefit assets (liabilities)

E. Movement in net defined benefit assets (liabilities) and in their components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2017	2016	2017	2016	2017	2016
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	552	669	(934)	(1,025)	(382)	(356)

Income (costs) included in profit or loss:
Current service costs	-	-	(24)	(11)	(24)	(11)
Interest income (costs)	17	13	(29)	(33)	(12)	(20)
Past service cost	-	(70)	-	84	-	14
Effect of movements in exchange rates, net	23	3	(39)	(5)	(16)	(2)
Included in other comprehensive income:
Actuarial losses deriving from changes in financial assumptions	-	-	(42)	(82)	(42)	(82)
Other actuarial gains	25	34	-	-	25	34
Change in respect to translation differences ,net	36	(56)	(65)	70	(29)	15
Other movements
Benefits paid	(36)	(54)	64	68	28	14
Transferred to assets held for sale	-	-	1	-	1	-
Employer contribution	13	12	-	-	13	12
Employee contribution	1	1	-	-	1	-
Balance as at December 31	631	552	(1,068)	(934)	(437)	(382)

Actuarial assumptions

F. Actuarial assumptions

Principal actuarial assumptions at the reporting date (expressed as weighted averages):

For the year ended December 31
2017	2016	2015
%	%	%

Discount rate as at December 31	2.6	2.9	3.3
Future salary increases	2.9	2.6	2.9
Future pension increase	2.2	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables

Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes effect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2017
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	24	12	(13)	(25)
Discount rate	(37)	(18)	19	37
Mortality table	(22)	(11)	10	21